Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 4,884	€ 5,616	€ 6,416
Deferred tax assets and liabilities offset	(2,897)	(2,536)
Deferred tax liabilities	3,067	2,602	€ 2,620
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	828	244
Deferred tax liabilities	1,970	1,712
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	473	350
Deferred tax liabilities	1,282	1,204
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,278	1,577
Deferred tax liabilities	12	11
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	935	817
Deferred tax liabilities	447	403
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	374	278
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	324	308
Deferred tax liabilities	0	6
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	51	59
Deferred tax liabilities	1,046	1,093
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,049	1,068
Other concepts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	267	187
Deferred tax liabilities	833	431
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,205	4,610
Deferred tax liabilities	5,964	5,138
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,308	2,074
Deferred tax liabilities	€ 3,067	€ 2,602